                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Municipal Opportunity Trust
Portfolio of Investments July 31, 2007 (Unaudited)


PAR
AMOUNT
(000)    DESCRIPTION                                              COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS  193.7%
         ALABAMA  6.3%
$  1,000 Alabama Bldg Renovation Fin
            Auth Rev Rfdg (AMBAC Insd) .................          5.625%          09/01/24         $    1,050,960
   1,550 Birmingham, AL Arpt Auth Arpt
            Rev Rfdg (AMBAC Insd)
            (AMT) (Prerefunded @
            7/01/09) (a) ...............................          5.500           07/01/14              1,609,861
   4,000 Birmingham Baptist Med Ctr AL
            Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys Inc Ser A .................          5.000           11/15/30              3,942,840
   1,000 Jefferson Cnty, AL Ltd Oblig Sch
            Wt Ser A ...................................          5.000           01/01/24              1,032,340
   4,250 Jefferson Cnty, AL Ltd Oblig Sch
            Wt Ser A ...................................          5.250           01/01/23              4,468,067
   2,295 Marshall Cnty, AL Hlthcare Ser C ..............          6.000           01/01/32              2,425,700
       5 Mobile, AL Indl Dev Brd Solid
            Waste Disp Rev Mobile Energy
            Svc Co Proj Rfdg ...........................          6.950           01/01/20                    470
   2,000 Montgomery, AL Wt (AMBAC
            Insd) ......................................          5.250           05/01/20              2,118,800
   2,000 Montgomery Cnty, AL Pub Bldg
            Auth Rev Wt Fac Proj (MBIA
            Insd) ......................................          5.000           03/01/31              2,072,640
  14,850 University of AL at Birmingham
           Hosp Rev Ser A (MBIA Insd) ..................          5.000           09/01/41             15,280,799
                                                                                                   --------------
                                                                                                       34,002,477
                                                                                                   --------------
         ALASKA  1.0%
   1,000 Alaska St Hsg Fin Corp Gen Hsg
            Ser A (FGIC Insd) ..........................          5.250           12/01/41              1,040,320
   5,000 Northern Tob Sec Corp AK Tob
            Settlement Rev Asset Bkd Ser
            A ..........................................          5.000           06/01/46              4,574,350
                                                                                                   --------------
                                                                                                        5,614,670
                                                                                                   --------------


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

         ARIZONA  4.0%
   1,425 Arizona Cap Fac Fin Corp Student
            Hsg Rev AZ St Univ Proj ....................          6.250           09/01/32              1,490,507
   2,900 Arizona Tourism & Sports Auth
            Multi Purp Stad Fac Ser A
            (MBIA Insd) (Prerefunded @
            7/01/13) ...................................          5.375           07/01/22              3,129,535
   1,500 Maricopa Cnty, AZ Stad Dist Rfdg
            (AMBAC Insd) ...............................          5.375           06/01/19              1,585,350
     495 Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Rfdg Ser A (FSA Insd) ...............          7.250           07/15/10                508,237
  14,840 University of AZ Med Ctr Corp .................          5.000           07/01/35             14,674,237
                                                                                                   --------------
                                                                                                       21,387,866
                                                                                                   --------------
         CALIFORNIA  17.4%
   2,630 Anaheim, CA Pub Fin Auth Lease
            Rev Cap Apprec Sub Pub Impt
            Proj Ser C (FSA Insd) ......................            *             09/01/20              1,448,736
   2,400 Bay Area Govt Assn CA Rev Tax
            Alloc CA Redev Pool Ser A
            (XLCA Insd) ................................          5.250           09/01/29              2,519,184
   1,050 California Cnty, CA Tob Sec Agy
            Asset Bkd Merced Cnty Rfdg
            Ser A ......................................          5.125           06/01/38                993,993
   2,000 California Cnty, CA Tob Sec Agy
            Asset Bkd Sonoma Cnty Corp
            Rfdg .......................................          5.125           06/01/38              1,893,320
   1,750 California Cnty, CA Tob Sec Agy
            Asset Bkd Sonoma Cnty Corp
            Rfdg .......................................          5.250           06/01/45              1,671,180
   1,800 California Hlth Fac Fin Auth Rev
            Kaiser Permanente Ser A ....................          5.000           04/01/37              1,802,394
   2,800 California Hsg Fin Agy Rev
            Home Mtg Ser G (AMT) (b) (c) ...............          4.950           08/01/23              2,818,046
   4,200 California Hsg Fin Agy Rev
            Home Mtg Ser G (AMT) (b) (c) ...............          5.050           02/01/29              4,227,069


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

   2,000 California Pollutn Ctl Fin Auth
            Solid Waste Disp Rev Waste
            Mgmt Inc Proj Ser B (AMT) ..................          5.000           07/01/27              1,942,200
      15 California Rural Home Mtg Fin
            Auth Single Family Mtg Rev Ser
            C (GNMA Collateralized)
            (AMT) ......................................          7.800           02/01/28                 15,267
   1,995 California St (Prerefunded @
            2/01/14) ...................................          5.000           02/01/33              2,131,139
     630 California St (AMBAC Insd) ....................          5.125           10/01/27                637,358
   2,000 California St Dept Wtr Res Pwr
            Ser A (Prerefunded @
            5/01/12) ...................................          5.750           05/01/17              2,192,680
   3,500 California St Pub Wk Brd Lease
            Rev Dept Corrections Ser C .................          5.250           06/01/28              3,644,025
   2,000 California St Pub Wk Brd Lease
            Rev Dept Mental Hlth Coalinga
            Ser A ......................................          5.000           06/01/25              2,056,360
   7,000 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A .................................          5.000           07/01/39              6,841,380
   7,750 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A .................................          5.250           07/01/30              7,857,338
   5,000 California Statewide Cmnty Dev
            Auth Rev Hlth Fac Adventist
            Hlth Ser A .................................          5.000           03/01/30              5,018,550
   3,000 California Statewide Cmnty Dev
            Auth Rev Hlth Fac Adventist
            Hlth Ser A .................................          5.000           03/01/35              3,001,740
   3,600 California Statewide Cmnty Dev
            Auth Rev Kaiser Permanente
            Ser B ......................................          5.000           03/01/41              3,594,024


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

   5,200 California Statewide Cmnty Dev
            Auth Rev Kaiser Permanente
            Ser B ......................................          5.250           03/01/45              5,282,316
   5,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg ................            *             01/15/25              1,843,000
   4,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Conv Cap Apprec
            Sr Lien Ser A (d) ..........................          7.050           01/01/10              4,312,760
   3,500 Rancho Mirage, CA Jt Pwrs
            Eisenhower Med Ctr Ser A (b) ...............          5.000           07/01/47              3,469,340
   2,400 Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd Ser
            A-1 ........................................          5.375           06/01/38              2,360,760
   1,600 Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd Ser
            A-1 ........................................          5.500           06/01/45              1,591,024
   6,000 Tobacco Sec Auth Southn CA
            Tob Settlement Ser A-1 .....................          5.000           06/01/37              5,574,600
  12,000 Tobacco Sec Auth Southn CA
            Tob Settlement Ser A-1 .....................          5.125           06/01/46             11,216,880
   1,600 Turlock, CA Hlth Fac Rev Ctf
            Partn Emanuel Med Ctr Inc ..................          5.375           10/15/34              1,626,608
                                                                                                   --------------
                                                                                                       93,583,271
                                                                                                   --------------
         COLORADO  4.7%
   3,000 Colorado Hlth Fac Auth Rev
            Catholic Hlth Initiatives Ser
            A (d) ......................................          5.500           03/01/32              3,182,760
   2,500 Colorado Hlth Fac Auth Rev
            Covenant Retirement Cmnty
            Inc ........................................          5.000           12/01/35              2,449,350
   3,700 Colorado Hlth Fac Auth Rev
            Evangelical Lutheran .......................          5.000           06/01/35              3,699,741


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

   1,000 Colorado Hlth Fac Auth Rev Hosp
            Portercare Adventist Hlth
            (Prerefunded @ 11/15/11) ...................          6.500           11/15/31              1,111,220
   1,000 Colorado Hsg Fin Auth
            Multi-Family Hsg Ins Mtg Ser
            B-2 (FHA Gtd) (AMT) ........................          5.800           10/01/28              1,012,740
   5,440 Colorado Hsg Fin Auth Single
            Family Mtg Rev Ser C-3 (AMT)
            (c) ........................................          4.625           11/01/36              5,068,666
      56 Colorado Hsg Fin Auth Single
            Family Pgm Sr Ser A-2 (AMT) ................          7.250           05/01/27                 57,558
      20 Colorado Hsg Fin Auth Single
            Family Pgm Sr Ser C-1 (AMT) ................          7.550           11/01/27                 20,311
   1,005 Greeley, CO Multi-Family Rev Hsg
            Mtg Creek Stone (FHA Gtd)
            (AMT) ......................................          5.950           07/01/28              1,018,507
     530 Highlands Ranch Metro Dist No 2
            CO (FSA Insd) (d) ..........................          6.500           06/15/11                581,150
     470 Highlands Ranch Metro Dist No 2
            CO (FSA Insd) ..............................          6.500           06/15/11                515,360
   1,500 Park Creek Metro Dist CO Rev Sr
            Ltd Tax Ppty Rfdg ..........................          5.500           12/01/37              1,561,065
   3,500 Southlands Metro Dist No 1 CO
            Rfdg & Impt (Radian Insd) ..................          5.250           12/01/34              3,593,870
   1,500 University of CO Hosp Auth Rev
            Ser A ......................................          5.250           11/15/39              1,513,020
                                                                                                   --------------
                                                                                                       25,385,318
                                                                                                   --------------
         CONNECTICUT  1.7%
   6,500 Connecticut St Spl Oblig Pkg Rev
            Bradley Intl Arpt Ser A (ACA
            Insd) (AMT) ................................          6.600           07/01/24              6,905,860
   1,000 Hartford, CT Pkg Sys Rev Ser A
            (Prerefunded @ 7/01/10) ....................          6.400           07/01/20              1,069,530


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

   1,000 Mashantucket West Pequot Tribe
            CT Spl Rev Ser A (e) .......................          5.500           09/01/36              1,020,360
                                                                                                   --------------
                                                                                                        8,995,750
                                                                                                   --------------
         DISTRICT OF COLUMBIA  2.2%
   2,500 District Columbia Rev Gonzaga
            College (FSA Insd) .........................          5.250           07/01/32              2,625,575
   8,850 Metropolitan WA Auth Sys Ser A
            (FGIC Insd) (AMT) ..........................          5.250           10/01/32              9,107,181
                                                                                                   --------------
                                                                                                       11,732,756
                                                                                                   --------------
         FLORIDA  2.3%
     460 Escambia Cnty, FL Hlth Auth Rev
            FL Hlthcare Fac Ln VHA Pgm
            (AMBAC Insd) ...............................          5.950           07/01/20                476,523
   2,500 Highlands Cnty, FL Hlth Fac Auth
            Rev Hosp Adventist Hlth Sys
            Ser C ......................................          5.250           11/15/36              2,531,875
   1,000 Highlands Cnty, FL Hlth Fac Auth
            Rev Hosp Adventist Hlth Sys
            Ser D ......................................          5.000           11/15/35                990,210
   1,000 Lakeland, FL Hosp Sys Rev
            Lakeland Regl Hlth Sys
            (Prerefunded @ 11/15/12) ...................          5.500           11/15/32              1,084,140
   2,100 Miami-Dade Cnty, FL Aviation
            Miami Intl Arpt (FGIC
            Insd) (AMT) ................................          5.375           10/01/27              2,181,585
   2,500 Miami-Dade Cnty, FL Aviation
            Miami Intl Arpt (FGIC Insd)
            (AMT) ......................................          5.375           10/01/32              2,589,075
     215 North Broward, FL Hosp Dist Rev
            Impt .......................................          6.000           01/15/31                225,225
   2,160 North Broward, FL Hosp Dist Rev
            Impt (Prerefunded @ 1/15/11) ...............          6.000           01/15/31              2,325,262
                                                                                                   --------------
                                                                                                       12,403,895
                                                                                                   --------------


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

         GEORGIA  3.4%
   1,000 Atlanta, GA Arpt Rev Ser B (FGIC
            Insd) (AMT) ................................          5.625           01/01/30              1,038,040
   1,053 Fulton Cnty, GA Lease Rev
            (Acquired 12/23/94,
            Cost $1,052,922) (f) .......................          7.250           06/15/10              1,080,814
   7,000 Georgia Muni Elec Auth Pwr Rev
            Ser A (MBIA Insd) ..........................          6.500           01/01/20              8,488,200
   3,770 Monroe Cnty, GA Dev Auth
            Pollutn Ctl Rev Oglethorpe Pwr
            Corp Scherer Ser A .........................          6.800           01/01/12              4,172,108
   2,500 Municipal Elec Auth GA
            Combustion Turbine Proj Ser A
            (MBIA Insd) ................................          5.250           11/01/21              2,630,775
   1,000 Oconee Cnty, GA Indl Dev Auth
            Rev Oiit Proj (XLCA Insd) ..................          5.250           07/01/25              1,044,610
                                                                                                   --------------
                                                                                                       18,454,547
                                                                                                   --------------
         ILLINOIS  14.7%
   3,750 Bolingbrook, IL Cap Apprec Ser B
            (MBIA Insd) ................................            *             01/01/30              1,125,788
   3,150 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg Ser A
            (MBIA Insd) (AMT) ..........................          5.375           01/01/32              3,249,603
  26,900 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Ser A
            (MBIA Insd) (c) ............................          5.250           01/01/24             28,550,786
     615 Chicago, IL Pk Dist Ser C (FGIC
            Insd) ......................................          5.500           01/01/19                647,318
   1,885 Chicago, IL Pk Dist Ser C (FGIC
            Insd) (Prerefunded @ 7/01/11) ..............          5.500           01/01/19              2,000,890
      10 Chicago, IL Single Family Mtg Rev
            Ser A (GNMA Collateralized)
            (AMT) ......................................          7.000           09/01/27                 10,237
   4,500 Cook Cnty, IL Cap Impt Ser A
            (FGIC Insd) ................................          5.000           11/15/23              4,610,610


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

   6,000 Illinois Fin Auth Rev Northwestern
            Mem Hosp Ser A .............................          5.500           08/15/43              6,425,280
   2,300 Illinois Fin Auth Rev Rfdg
            Christian Homes Inc Ser A ..................          5.750           05/15/26              2,322,908
   3,630 Kendall, Kane & Will Cntys, IL
            Cmnty Unit Sch Dist No 308 Ser
            B (FGIC Insd) (a) ..........................          5.250           10/01/20              3,818,070
   1,925 Kendall, Kane & Will Cntys, IL
            Cmnty Unit Sch Dist No 308 Ser
            B (FGIC Insd) ..............................          5.250           10/01/21              2,024,734
   1,250 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev
            McCormick Pl Expn Proj Ser A
            (FGIC Insd) ................................          5.375           12/15/18              1,301,150
   2,000 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev
            McCormick Pl Expn Proj Ser A
            (FGIC Insd) ................................          5.500           12/15/24              2,083,980
   6,000 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev
            McCormick Pl Expn Ser A
            (MBIA Insd) ................................          5.250           06/15/42              6,286,380
   3,000 Pekin, IL Mtg Rev United Auto
            Workers Inc Proj Ser A (GNMA
            Collateralized) ............................          5.250           05/20/34              3,051,570
   5,000 Regional Tran Auth IL Ser B
            (AMBAC Insd) ...............................          8.000           06/01/17              6,503,650


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

   5,000 University IL Univ Rev Aux Sys
            Fac Rfdg Ser A (AMBAC Insd) ................          5.000           04/01/30              5,113,850
                                                                                                   --------------
                                                                                                       79,126,804
                                                                                                   --------------
         INDIANA  5.6%
   1,000 Allen Cnty, IN Juvenile Just Ctr
            First Mtg (AMBAC Insd) .....................          5.500           01/01/18              1,062,480
   3,270 Allen Cnty, IN War Mem Coliseum
            Ser A (AMBAC Insd)
            (Prerefunded @ 11/01/11) (a) ...............          5.500           11/01/16              3,513,255
   1,000 Indiana Hlth & Ed Fac Fin
            Cmnty Fndtn Northwest IN ...................          5.500           03/01/37              1,006,980
   8,240 Indiana Hlth Fac Fin Auth Hosp
            Rev Cmnty Proj Ser A (AMBAC
            Insd) ......................................          5.000           05/01/35              8,487,447
   2,000 Indiana Hlth Fac Fin Auth Hosp
            Rev Columbus Regl Hosp Rfdg
            (FSA Insd) .................................          7.000           08/15/15              2,259,820
   2,500 Indiana St Dev Fin Auth Rev
            Exempt Fac Conv Rfdg (AMT) .................          5.950           08/01/30              2,532,025
  12,021 Indiana St Hsg & Cmnty Dev Auth
            Single Family Mtg Rev Ser
            D-1(GNMA Collateralized)
           (AMT) (c) ...................................          4.625           07/01/38             11,128,280
                                                                                                   --------------
                                                                                                       29,990,287
                                                                                                   --------------
         IOWA  1.3%
   1,890 Des Moines, IA Pub Pkg Sys Rev
            Ser A (FGIC Insd) (a) ......................          5.750           06/01/17              1,985,728
   2,500 Tobacco Settlement Auth IA Rev
            Asset Bkd Ser C ............................          5.500           06/01/42              2,486,350
   2,500 Tobacco Settlement Auth IA Rev
            Asset Bkd Ser C ............................          5.625           06/01/46              2,513,925
                                                                                                   --------------
                                                                                                        6,986,003
                                                                                                   --------------


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

         KANSAS  0.2%
   1,250 Labette Cnty, KS Hosp Rev Rfdg &
            Impt Ser A .................................          5.750           09/01/29              1,290,287

         KENTUCKY  3.8%
   1,475 Kenton Cnty, KY Arpt Brd Rev
            Cincinnati/Northn KY Intl Arpt
            Rfdg Ser A (MBIA Insd) (AMT) ...............          6.200           03/01/08              1,494,809
     300 Kentucky Hsg Corp Hsg Rev Ser
            F (FNMA Collateralized) (AMT) ..............          5.450           01/01/32                304,863
  14,295 Louisville & Jefferson Cntys, KY
            Metro Govt Hlth Sys Rev Norton
            Hlthcare Inc (c) ...........................          5.250           10/01/36             14,370,144
   4,500 Louisville & Jefferson Cntys, KY
            Metro Govt Indl Bldg Rev
            Sisters of Mercy Cincinnati ................          5.000           10/01/35              4,414,995
                                                                                                   --------------
                                                                                                       20,584,811
                                                                                                   --------------
         LOUISIANA  3.3%
   5,000 Lafayette, LA Util Rev (MBIA Insd) ............          5.250           11/01/23              5,324,900
      60 Louisiana Hsg Fin Agy Mtg Rev
            Single Family Access Pgm Ser
            B (GNMA Collateralized)
            (AMT) ......................................          8.000           03/01/25                 61,091
   1,950 Louisiana Hsg Fin Agy Rev Azalea
            Estates Rfdg Ser A (GNMA
            Collateralized) (AMT) ......................          5.375           10/20/39              1,999,315
   3,000 Louisiana St Energy & Pwr Auth
            Pwr Proj Rev Rfdg (FSA Insd) ...............          5.750           01/01/12              3,216,150
   7,000 Louisiana St Gas & Fuels Tax Rev
            Ser A (FGIC Insd) (c) ......................          5.000           05/01/41              7,201,880
                                                                                                   --------------
                                                                                                       17,803,336
                                                                                                   --------------



         MARYLAND  2.9%
   2,000 Baltimore, MD Convention Ctr
            Hotel Rev Ser A (XLCA Insd)
            (c) ........................................          5.250           09/01/24              2,146,295
   2,900 Maryland St Cmnty Dev Admin
            (AMT) (b) ..................................          5.100           09/01/37              2,916,269
   2,050 Maryland St Econ Dev Corp
            Student Hsg Rev Univ MD
            College Pk Proj Rfdg
            (Prerefunded @ 06/01/13) ...................          5.625           06/01/35              2,242,515
   2,000 Maryland St Hlth & Higher Ed Fac
            Auth Rev Medstar Hlth Rfdg .................          5.375           08/15/24              2,071,580
   1,200 Maryland St Hlth & Higher Ed Fac
            Auth Rev Union Hosp Cecil
            Cnty Issue .................................          5.000           07/01/40              1,198,020
   4,710 Northeast, MD Waste Disp Auth
            Rfdg (AMBAC Insd) (AMT) ....................          5.500           04/01/16              5,000,513
                                                                                                   --------------
                                                                                                       15,575,192
                                                                                                   --------------
         MASSACHUSETTS  3.8%
   3,955 Massachusetts Bay Trans Auth
            Gen Trans Sys Rfdg Ser A ...................          5.500           03/01/12              4,127,320
   4,800 Massachusetts St Dev Fin Agy
            Rev College Pharmacy & Allied
            Hlth Ser D (AGL Insd) ......................          5.000           07/01/35              4,937,232
   3,000 Massachusetts St Dev Fin Agy
            Semass Sys Ser A (MBIA
            Insd) ......................................          5.625           01/01/16              3,211,830
      35 Massachusetts St Hlth & Ed
            Fac Auth Rev Partn Hlthcare
            Sys Ser C ..................................          5.750           07/01/32                 37,597
     965 Massachusetts St Hlth & Ed Fac
            Auth Rev Partn Hlthcare Sys
            Ser C (Prerefunded @ 7/01/11) ..............          5.750           07/01/32              1,040,260
   1,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Saint Mem Med Ctr
            Ser A ......................................          6.000           10/01/23              1,000,810


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

   6,050 Massachusetts St Hlth & Ed Fac
            Auth Rev Univ MA Mem Issue
            Ser D ......................................          5.000           07/01/33              5,933,417
                                                                                                   --------------
                                                                                                       20,288,466
                                                                                                   --------------
         MICHIGAN  0.6%
   3,000 Kent Hosp Fin Auth MI Rev Metro
            Hosp Proj Ser A ............................          6.250           07/01/40              3,251,700
                                                                                                   --------------

         MINNESOTA  2.0%
      10 Chaska, MN Elec Rev Ser A .....................          6.100           10/01/30                 10,562
     990 Chaska, MN Elec Rev Ser A
            (Prerefunded @ 10/01/10) ...................          6.100           10/01/30              1,057,429
   1,150 Maple Grove, MN Hlthcare Fac
            Rev North Mem Hlthcare .....................          5.000           09/01/35              1,149,091
   2,200 Saint Paul, MN Hsg & Redev Auth
            Hosp Rev Hlth East Proj ....................          6.000           11/15/30              2,349,908
   2,000 Saint Paul, MN Hsg & Redev Auth
            Hosp Rev Hlth East Proj ....................          6.000           11/15/35              2,132,100
   3,875 Saint Paul, MN Port Auth Lease
            Rev Office Bldg at Cedar Str (a) ...........          5.250           12/01/19              4,117,808
                                                                                                   --------------
                                                                                                       10,816,898
                                                                                                   --------------
         MISSOURI  4.4%
   1,800 Cape Girardeau Cnty, MO Indl
            Dev Auth Hlthcare Facs Rev
            Southeast MO Hosp Assoc
            (Prerefunded @ 6/01/12) ....................          5.500           06/01/22              1,924,416
     350 Cape Girardeau Cnty, MO Indl
            Southeast MO Hosp Assoc ....................          5.500           06/01/22                359,747
   1,345 Kansas City, MO Metro Cmnty
            Leasehold Jr College Impt &
            Rfdg (FGIC Insd) (Prerefunded
            @ 7/01/11) .................................          5.500           07/01/17              1,425,673



   1,375 Missouri St Hlth & Ed Fac Auth
            Rev Sr Living Fac Lutheran Ser
            A ..........................................          5.375           02/01/35              1,410,805
   3,000 Sikeston, MO Elec Rev Rfdg
            (MBIA Insd) ................................          6.200           06/01/10              3,118,650
   5,505 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B (AMBAC
            Insd) (AMT) (c) ............................          4.550           07/01/29              5,202,555
   6,655 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B (AMBAC
            Insd) (AMT) (c) ............................          4.600           07/01/36              6,289,375
   4,100 Springfield, MO Pub Util Rev
            (FGIC Insd) ................................          4.500           08/01/36              3,979,747
                                                                                                   --------------
                                                                                                       23,710,968
                                                                                                   --------------
         NEBRASKA  2.6%
   5,000 Omaha, NE Pub Pwr Dist Elec
            Rev Sys Ser A ..............................          5.000           02/01/39              5,129,650
   8,760 Omaha, NE Pub Pwr Dist Elec
            Rev Sys Ser AA (FGIC
            Insd) (c) ..................................          4.500           02/01/34              8,863,018
                                                                                                   --------------
                                                                                                       13,992,668
                                                                                                   --------------
         NEVADA  5.4%
  15,000 Clark Cnty, NV Arpt Rev Sub Lien
            Ser A-2 (FGIC Insd) ........................          5.000           07/01/36             15,382,650
   6,000 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj Ser A
            (AMBAC Insd) (AMT) .........................          5.250           07/01/34              6,226,800
   2,800 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj Ser A
            (FGIC Insd) (AMT) ..........................          4.750           09/01/36              2,744,924
   4,760 Reno, NV Hosp Rev Renown
            Regl Med Ctr Proj
            Ser A (c) ..................................          5.250           06/01/37              4,805,172
                                                                                                   --------------
                                                                                                       29,159,546
                                                                                                   --------------



         NEW HAMPSHIRE  0.6%
   1,155 New Hampshire Hlth & Ed Fac
            Auth Rev Derryfield Sch ....................          7.000           07/01/30              1,238,045
     845 New Hampshire Hlth & Ed Fac
            Univ Sys of NH (AMBAC Insd) ................          5.500           07/01/15                901,057
   1,000 New Hampshire St Bus Fin Auth
            Wtr Fac Rev Pennichuck
            Wtrwks Inc (AMBAC Insd)
            (AMT) ......................................          6.300           05/01/22              1,021,680
                                                                                                   --------------
                                                                                                        3,160,782
                                                                                                   --------------
         NEW JERSEY  20.2%
   5,000 New Jersey Econ Dev Auth Mtr
            Veh Rev Ser A (MBIA Insd) ..................          5.000           07/01/22              5,246,950
   2,700 New Jersey Econ Dev Auth Rev
            Cig Tax ....................................          5.750           06/15/29              2,877,417
   2,000 New Jersey Econ Dev Auth Rev
            Cig Tax ....................................          5.750           06/15/34              2,121,760
  30,000 New Jersey Econ Dev Auth St
            Contract Econ Recovery (MBIA
            Insd) ......................................          5.900           03/15/21             34,891,200
   8,000 New Jersey Econ Dev Auth Wtr
            Fac Rev NJ Amer Wtr Co Inc
            Proj Ser A (FGIC Insd) (AMT) ...............          6.875           11/01/34              8,091,360
  10,000 New Jersey St Ed Fac Auth
            Higher Ed Cap Impt Ser A
            (AMBAC Insd) (Prerefunded @
            9/01/12) ...................................          5.250           09/01/21             10,657,100
   3,110 Newark, NJ Hsg Auth Port Auth
            Newark Marine Terminal (MBIA
            Insd) (Prerefunded @ 1/01/14) ..............          5.250           01/01/20              3,348,941
   2,000 Tobacco Settlement Fin Corp NJ
            Ser 1A .....................................          4.750           06/01/34              1,792,020
   2,750 Tobacco Settlement Fin Corp NJ
            Ser 1A .....................................          5.000           06/01/41              2,537,700



  40,000 Tobacco Settlement Fin Corp NJ
            Ser 1A (c) .................................          5.000           06/01/41             36,912,000
                                                                                                   --------------
                                                                                                      108,476,448
                                                                                                   --------------
         NEW MEXICO  0.6%
   2,020 University NM Univ Rev Sub Lien
            Rfdg Ser A (a) .............................          5.250           06/01/20              2,120,354
   1,125 University NM Univ Rev Sub Lien
            Rfdg Ser A .................................          5.250           06/01/21              1,180,890
                                                                                                   --------------
                                                                                                        3,301,244
                                                                                                   --------------
         NEW YORK  15.6%
   7,500 Liberty, NY Dev Corp Rev
            Goldman Sachs Headquarters .................          5.250           10/01/35              7,975,575
   5,000 Long Island, NY Pwr Auth Elec
            Sys Rev Gen Ser B ..........................          5.000           12/01/35              5,163,700
   4,900 Nassau Cnty, NY Tob Settlement
            Corp Asset Bkd Ser A-3 .....................          5.000           06/01/35              4,769,709
   1,000 Nassau Cnty, NY Tob Settlement
            Corp Asset Bkd Ser A-3 .....................          5.125           06/01/46                981,250
  11,000 New York City Hsg Dev Corp
            Multi-Family Rent Hsg Rev
            Progress of Peoples Dev Ser B
            (FNMA Collateralized) (AMT) ................          4.950           05/15/36             10,874,380
   1,255 New York City Indl Dev Civic
            YMCA Gtr NY Proj ...........................          5.800           08/01/16              1,286,864
   3,720 New York City Ser A ...........................          7.000           08/01/07              3,720,000
   2,525 New York St Dorm Auth Lease
            Rev Muni Hlth Fac Impt Pgm
            Ser A (FSA Insd) ...........................          5.500           05/15/25              2,578,656
   1,625 New York St Dorm Auth Lease
            Rev St Univ Dorm Fac Ser A
            (Prerefunded @ 7/01/10) ....................          6.000           07/01/14              1,741,740
   3,100 New York St Dorm Auth Rev City
            Univ Sys Cons Ser A ........................          5.625           07/01/16              3,395,895



   2,600 New York St Dorm Auth Rev Cons
            City Univ Sys Second Gen Ser
            A ..........................................          5.750           07/01/13              2,779,868
   2,040 New York St Dorm Auth Rev Secd
            Hosp Gen Hosp Rfdg .........................          5.750           02/15/18              2,207,872
     775 New York St Dorm Auth Rev Ser
            B ..........................................          7.500           05/15/11                846,037
     650 New York St Dorm Auth Rev Ser
            B (Prerefunded @ 5/15/10) ..................          7.500           05/15/11                701,643
     320 New York St Dorm Auth Rev
            Mental Hlth Ser B (a) ......................          5.750           08/15/11                326,854
   5,000 New York St Dorm Auth Rev St
            Univ Ed Fac Ser A ..........................          5.500           05/15/08              5,066,500
   1,500 New York St Dorm Auth Rev
            Upstate Cmnty Colleges Ser B ...............          5.250           07/01/20              1,592,250
   1,000 New York St Dorm Auth Rev
            Upstate Cmnty Colleges Ser B ...............          5.250           07/01/21              1,061,500
   1,055 New York St Mtg Agy Rev
            Homeowner Mtg Ser 82 (AMT) .................          5.650           04/01/30              1,086,850
   3,755 New York St Mtg Agy Rev Ser 101
            (AMT) ......................................          5.400           04/01/32              3,816,244
  15,000 Port Auth NY & NJ Cons
            Ser 144 (c) ................................          5.000           10/01/35             15,528,900
   4,000 Port Auth NY & NJ Spl Oblig Rev
            Spl Proj JFK Intl Arpt Terminal 6
            (MBIA Insd) (AMT) ..........................          5.750           12/01/22              4,100,720
   2,150 Westchester, NY Tob Asset Sec
            Corp .......................................          5.125           06/01/38              2,133,359
                                                                                                   --------------
                                                                                                       83,736,366
                                                                                                   --------------



         NORTH CAROLINA  8.6%
   2,500 Charlotte, NC Arpt Rev Rfdg
            Charlotte Douglas Intl Ser A
            (AMBAC Insd) (b) ...........................          5.000           07/01/36              2,581,825
   1,500 North Carolina Eastn Muni Pwr
            Agy Pwr Sys Rev Ser D ......................          6.700           01/01/19              1,593,300
  10,880 North Carolina Med Care Commn
            Hlth Sys Rev Mission Hlth
            Combined Group (c) .........................          5.000           10/01/36             10,969,923
  22,000 North Carolina Muni Pwr Agy No 1
            Catawba Elec Rev Rfdg (MBIA
            Insd) ......................................          6.000           01/01/12             23,889,580
   7,000 North Carolina Muni Pwr Agy Ser
            A (MBIA Insd) ..............................          5.250           01/01/19              7,361,200
                                                                                                   --------------
                                                                                                       46,395,828
                                                                                                   --------------
         NORTH DAKOTA  0.2%
     630 North Dakota St Hsg Fin Agy Rev
            Hsg Fin Pgm Home Mtg Fin Ser
            B (MBIA Insd) (AMT) ........................          5.500           07/01/29                637,044
     275 North Dakota St Hsg Fin Agy Ser
            C (AMT) ....................................          5.550           07/01/29                276,614
                                                                                                   --------------
                                                                                                          913,658
                                                                                                   --------------
         OHIO  2.1%
   1,000 Cleveland-Cuyahoga Cnty, OH
            Port Auth Rev Student Hsg
            Euclid Ave Fenn Proj (AMBAC
            Insd) ......................................          5.000           08/01/28              1,036,340
   1,000 Cleveland, OH Muni Sch Dist
            (FSA Insd) .................................          5.250           12/01/24              1,064,810
   1,500 Cuyahoga Cnty, OH Hosp Fac
            Rev Canton Inc Proj ........................          7.500           01/01/30              1,632,450
   2,000 Lorain Cnty, OH Hosp Rev
            Catholic Hlthcare ..........................          5.375           10/01/30              2,057,920
   2,450 Lorain Cnty, OH Hosp Rev
            Catholic Hlthcare Impt & Rfdg
            Ser A ......................................          5.250           10/01/33              2,507,428



   3,000 Lucas Cnty, OH Hosp Rev
            Promedica Hlthcare Oblig Rfdg
            (MBIA Insd) ................................          6.000           11/15/07              3,019,350
                                                                                                   --------------
                                                                                                       11,318,298
                                                                                                   --------------
         OKLAHOMA  3.3%
   3,410 Jenks, OK Aquarium Auth Rev
            Rfdg (MBIA Insd) (a) .......................          5.250           07/01/24              3,632,605
   1,475 Jenks, OK Aquarium Auth Rev
            Rfdg (MBIA Insd) ...........................          5.250           07/01/33              1,564,001
   3,970 McAlester, OK Pub Wk Auth Util
            Cap Apprec (FSA Insd) ......................            *             02/01/34              1,126,607
   2,250 Oklahoma City, OK Pub Ppty Auth
            Hotel Tax Rev (FGIC Insd) ..................          5.250           10/01/29              2,402,955
   1,065 Oklahoma Dev Fin Auth Lease
            Rev OK Council Law
            Enforcement (MBIA Insd) (a) ................          5.500           06/01/17              1,134,321
   1,120 Oklahoma Dev Fin Auth Lease
            Rev OK Council Law
            Enforcement (MBIA Insd) (a) ................          5.500           06/01/18              1,191,837
   1,185 Oklahoma Dev Fin Auth Lease
            Rev OK Council Law
            Enforcement (MBIA Insd) (a) ................          5.500           06/01/19              1,261,006
   2,250 Tulsa Cnty, OK Pub Fac Auth
            Cap Impt Rev (AMBAC Insd)
            (Prerefunded @ 11/01/09) ...................          6.250           11/01/22              2,411,775
   3,140 Tulsa, OK Indl Auth Hosp Rev
            Hillcrest Med Cent Proj Rfdg
            (Connie Lee Insd) (a) (d) ..................          6.250           06/01/08              3,203,836
                                                                                                   --------------
                                                                                                       17,928,943
                                                                                                   --------------
         OREGON  2.0%
   5,000 Oregon Hlth Sciences Univ Insd
            Ser A (MBIA Insd) ..........................          5.250           07/01/22              5,254,300



   5,000 Oregon St Dept Admin Rfdg Ser
            C (MBIA Insd) ..............................          5.250           11/01/18              5,235,700
                                                                                                   --------------
                                                                                                       10,490,000
                                                                                                   --------------
         PENNSYLVANIA  7.9%
   2,210 Chartiers Vly, PA Sch Dist Ser A
            (FSA Insd) (a) .............................          5.250           10/15/19              2,362,777
   6,000 Montour, PA Sch Dist (FSA
            Insd) (b) ..................................          5.000           04/01/37              6,244,620
  16,500 Pennsylvania St Pub Sch Bldg
            Auth Lease Rev Sch Dist
            Ser B (FSA Insd) (c) .......................          4.500           06/01/32             16,006,650
   9,100 Philadelphia, PA Hosp & Higher
            Ed Fac Auth Hosp Rev
            Childrens Hosp Ser A (c) ...................          4.500           07/01/37              8,818,241
   3,000 Susquehanna Area Regl Arpt
            Auth PA Arpt Sys Rev Ser A
            (AMBAC Insd) (AMT) .........................          5.375           01/01/21              3,131,850
   5,415 Susquehanna Area Regl Arpt
            Auth PA Ser A (AMBAC Insd)
            (AMT) (a) ..................................          5.375           01/01/22              5,647,683
                                                                                                   --------------
                                                                                                       42,211,821
                                                                                                   --------------
         SOUTH CAROLINA  5.3%
   2,500 Charleston Ed Excellence Fin
            Corp SC Rev Charleston
            Cnty Sch Dist (c) ..........................          5.250           12/01/25              2,636,950
   7,500 Charleston Ed Excellence Fin
            Corp SC Rev Charleston
            Cnty Sch Dist (c) ..........................          5.250           12/01/26              7,910,850
   5,000 Easley, SC Util Rev Impt & Comb
            Rfdg (FSA Insd) ............................          5.000           12/01/34              5,170,050
   2,000 Laurens Cnty, SC Sch Dist No 55
            Installment Pur Rev ........................          5.250           12/01/30              2,069,420
   5,000 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj Ser A (AMBAC Insd) ....................          5.200           11/01/27              5,218,200



   3,750 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj Ser B (AMBAC Insd)
            (AMT) ......................................          5.450           11/01/32              3,914,137
   1,650 South Carolina Jobs Econ Rfdg
            First Mtg Lutheran Homes ...................          5.375           05/01/21              1,626,702
                                                                                                   --------------
                                                                                                       28,546,309
                                                                                                   --------------
         SOUTH DAKOTA  2.1%
   1,375 Deadwood, SD Ctf Partn (ACA
            Insd) ......................................          6.375           11/01/20              1,444,039
   8,060 South Dakota Hsg Dev Auth
            Homeownership Mtg Ser E
            (c) ........................................          4.625           05/01/36              7,491,004
   2,500 South Dakota St Hlth & Ed Fac
            Auth Rev Sioux Vly Hosp & Hlth
            Sys A ......................................          5.250           11/01/34              2,564,150
                                                                                                   --------------
                                                                                                       11,499,193
                                                                                                   --------------
         TENNESSEE  1.3%
   1,750 Chattanooga, TN Hlth Ed & Hsg
            Fac Brd Rev CDFI Phase I LLC
            Proj Rfdg Ser A ............................          5.125           10/01/35              1,721,685
   2,000 Elizabethton, TN Hlth & Ed Fac
            Brd Rev Impt Hosp First Mtg
            Rfdg Ser B .................................          8.000           07/01/33              2,302,300
   1,500 Elizabethton, TN Hlth & Ed Fac
            Brd Rev Impt Hosp Rfdg Ser B
            (MBIA Insd) ................................          7.750           07/01/29              1,764,315
   1,000 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg Mtn St
            Hlth Rfdg Ser A (MBIA Insd) ................          7.500           07/01/25              1,175,020
                                                                                                   --------------
                                                                                                        6,963,320
                                                                                                   --------------



         TEXAS  15.1%
   2,000 Alliance Arpt Auth Inc TX Spl Fac
            Rev FedEx Corp Proj Rfdg
            (AMT) ......................................          4.850           04/01/21              1,961,680
   2,350 Austin, TX Ctf Oblig (MBIA
            Insd) (a) ..................................          5.375           09/01/20              2,487,804
   2,545 Dallas Cnty, TX Cmnty College
            Fin Sys (AMBAC Insd)
            (Prerefunded @ 2/15/10) (a) ................          5.375           02/15/17              2,642,346
   5,500 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A (FGIC
            Insd) (AMT) ................................          5.500           11/01/31              5,726,380
   4,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Ser A (FGIC Insd)
            (AMT) ......................................          5.750           11/01/30              4,127,600
   8,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Ser A (FSA Insd) (AMT) ..............          5.500           11/01/21              8,473,520
   2,000 Harris Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Mem Hermann
            Hlthcare Ser A (Prerefunded @
            6/01/11) ...................................          6.375           06/01/29              2,192,160
   2,000 Houston, TX Arpt Sys Rev Sub
            Lien (FSA Insd) ............................          5.500           07/01/20              2,124,840
  10,000 Houston, TX Arpt Sys Rev Sub
            Lien Ser A (FSA Insd) (AMT) ................          5.125           07/01/32             10,157,500
   3,000 Houston, TX Arpt Sys Rev Sub
            Lien Ser A (FSA Insd) (AMT) ................          5.625           07/01/30              3,102,360
  12,000 Houston, TX Util Sys Rev First
            Lien Rfdg Ser A (FSA Insd) .................          5.250           05/15/21             12,729,480
   2,185 Lower CO Riv Auth TX
            Transmission Contract Rev
            LCRA Svc Corp Proj Rfdg
            (FGIC Insd) ................................          5.000           05/15/24              2,233,835



   2,185 Lower CO Riv Auth TX
            Transmission Contract Rev
            LCRA Svc Corp Proj Rfdg
            (FGIC Insd) ................................          5.000           05/15/25              2,243,580
   4,000 Lower CO Riv Auth TX
            Transmission Contract Rev
            LCRA Svc Corp Proj Rfdg
            (FGIC Insd) ................................          5.000           05/15/33              4,065,200
   1,000 Matagorda Cnty, TX Navig Dist No 1
            Rev Coll Centerpoint Energy
            Proj Rfdg ..................................          5.600           03/01/27              1,043,330
   3,000 Metropolitan Hlth Fac Dev Corp
            TX Wilson N Jones Mem Hosp
            Proj .......................................          7.250           01/01/31              3,085,500
  10,000 North Cent, TX Hlth Fac Dev
            Hosp Childrens Med Ctr Dallas
            (AMBAC Insd) ...............................          5.250           08/15/32             10,411,300
   1,000 Tarrant Cnty, TX Cultural Ed
            Buckingham Sr Living Cmnty
            Inc (b) ....................................          5.625           11/15/27              1,019,470
   1,000 Tarrant Cnty, TX Cultural Ed
            Buckingham Sr Living Cmnty
            Inc (b) ....................................          5.750           11/15/37              1,020,530
                                                                                                   --------------
                                                                                                       80,848,415
                                                                                                   --------------
         UTAH  0.5%
   2,380 Mountain Regl Wtr Spl Svc Dist
            Rfdg (MBIA Insd) ...........................          5.000           12/15/33              2,453,280
                                                                                                   --------------

         VIRGINIA  0.7%
   2,000 Tobacco Settlement Fin Corp VA
            Asset Bkd ..................................          5.500           06/01/26              2,167,740



   1,670 Tobacco Settlement Fin Corp VA
            Asset Bkd (Prerefunded @
            6/01/15) ...................................          5.625           06/01/37              1,845,768
                                                                                                   --------------
                                                                                                        4,013,508
                                                                                                   --------------
         WASHINGTON  8.1%
   9,850 Bellevue, WA Convention Ctr Auth
            Spl Oblig Rev Comp Int Rfdg
            (MBIA Insd) ................................            *             02/01/25              4,339,023
   7,500 Chelan Cnty, WA Pub Util Dist No
            001 Cons Rev Chelan Hydro
            Ser A (MBIA Insd) (AMT) ....................          5.600           01/01/36              7,895,925
   5,000 Energy Northwest WA Elec Rev
            Columbia Generating Rfdg Ser
            A (FSA Insd) ...............................          5.500           07/01/16              5,333,600
   2,500 Energy Northwest WA Elec Rev
            Proj No 3 Rfdg Ser A (FSA
            Insd) ......................................          5.500           07/01/18              2,656,500
   5,000 Energy Northwest WA Elec Rev
            Proj No 3 Rfdg Ser B (FSA
            Insd) ......................................          6.000           07/01/16              5,461,950
   2,000 Port Seattle, WA Rev Ser B
            (MBIA Insd) (AMT) ..........................          5.625           02/01/24              2,075,840
   2,120 Seattle, WA Muni Lt & Pwr Rev .................          5.625           12/01/17              2,225,110
   3,000 Spokane, WA Pub Fac Dist Hotel
            Motel & Sales Use Tax (MBIA
            Insd) ......................................          5.250           09/01/33              3,136,890
   4,750 Tacoma, WA Elec Sys Rev Rfdg
            Ser A (FSA Insd) ...........................          5.750           01/01/14              5,076,325
   1,500 Tacoma, WA Elec Sys Rev Rfdg
            Ser B (FSA Insd) ...........................          5.500           01/01/12              1,599,285



   5,125 Washington St Pub Pwr Supply
            Sys Nuclear Proj No 3 Rev Rfdg
            Ser C (MBIA Insd) (a) ......................            *             07/01/14              3,849,695
                                                                                                   --------------
                                                                                                       43,650,143
                                                                                                   --------------
         WEST VIRGINIA  1.5%
   8,000 Harrison Cnty, WV Cmnty Solid
            Waste Disp Rev West Penn
            Pwr Co Proj Ser A (MBIA Insd)
            (AMT) ......................................          6.875           04/15/22              8,018,240
                                                                                                   --------------

         WISCONSIN  1.6%
   1,500 Southeast WI Professional
            Baseball Pk Dist Sales Tax Rev
            Rfdg Ser A (MBIA Insd) .....................          5.500           12/15/20              1,690,500
   4,000 Wisconsin Hsg & Econ Dev
            Auth Home Ownership Rev
            Ser A (c) ..................................          4.800           03/01/38              3,832,340
   3,000 Wisconsin St Hlth & Ed Fac Auth
            Rev Wheaton Franciscan Svc
            Rfdg (Prerefunded @ 2/15/12) ...............          5.750           08/15/30              3,254,610
                                                                                                   --------------
                                                                                                        8,777,450
                                                                                                   --------------
         WYOMING  0.2%
   1,000 University WY Univ Rev Fac Impt
            (FSA Insd) .................................          5.500           06/01/18              1,053,310
                                                                                                   --------------

         PUERTO RICO  2.3%
$ 10,000 Puerto Rico Comwlth Hwy &
            Trans Auth Hwy Rev Rfdg Ser Y
            (FSA Insd) (g) .............................          6.250           07/01/21             12,113,900
                                                                                                   --------------



TOTAL LONG-TERM INVESTMENTS  193.7%
      (Cost $1,010,175,532) ..............................................................          1,040,007,972
SHORT-TERM INVESTMENTS  1.4%
      (Cost $7,470,000) ..................................................................              7,470,000
                                                                                                   --------------
TOTAL INVESTMENTS 195.1%
    (Cost $1,017,645,532) ................................................................          1,047,477,972

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (29.5%)
    (Cost ($158,214,000))

    (158,214) Notes with interest rates ranging from 3.65% to 3.75% at
              July 31, 2007 and collateral with contractual
              maturities ranging from 2024 to 2041 (h)....................................           (158,214,000)
                                                                                                   --------------
TOTAL NET INVESTMENTS  165.6%
    (Cost  $859,431,532)  ................................................................            889,263,972

LIABILITIES IN EXCESS OF OTHER ASSETS  (2.2%)                                                         (11,984,015)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (63.4%) ..............................           (340,442,033)
                                                                                                   --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.............................................         $  536,837,924
                                                                                                   ==============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond
(a)  The Trust owns 100% of the outstanding bond issuance.
(b)  Security purchased on a when-issued or delayed delivery basis.
(c)  Underlying security related to Inverse Floaters entered into by the Trust.
(d)  Escrowed to Maturity
(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(f) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.2% of net assets applicable to common shares.
(g) All or a portion of this security has been physically segregated in connection with open futures contracts.
(h) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2007.



ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:
                                                                                                     UNREALIZED
                                                                                                    APPRECIATION/
                                                                                 CONTRACTS          DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $110,063 per contract) ................................         1,225         $   (1,631,656)
                                                                                 ---------         --------------


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007